UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-00601

The American Heritage Fund, Inc.

 (Exact name of registrant as specified in charter)

1370 Avenue of the Americas

New York, NY 10019

(Address of principal executive offices)

(Zip code)

Jonathan B. Reisman, 6975 NW 62nd Terrace

Parkland, FL 33067

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 397-3900

Date of fiscal year end: May 31

Date of reporting period: August 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	American Heritage Fund, INC.
	Portfolio of Investments
	August 31, 2004 (Unaudited)

COMMON STOCKS
Shares		Value
Adhesives And Sealants- 12.44%
432,648	ADM Tronics Unlimited	112,488

Air Transportation, Nonscheduled- 0.56%
600	Air Methods Corp.*	5,100

Air Transportation, Scheduled- 2.46%
5,500	Delta Air Lines, Inc.*	22,220

American Depository Receipts- .27%
10,000	International PBX Ventures*	2,400

Asset Backed Securitites-6.52%
5,000	Etrade*	58,900

Biological Products, Except Diagnostic Substances- 2.74%
4,000	Cytrx Corp.*	4,560
11,000	Senetek*	3,410
2,500	Microlslet*	3,475
15,000	VI Technologies*	13,350
		24,795
Broadwoven Fabric Mills, Manmade Fiber And Silk- 0.52%
700	Quaker Fabric Corp.	4,725

Calculating and Accounting Machinary- 6.20%
1	Powerhouse Technologies Conv. Bond*	56,000

Chemicals and Allied Products-1.83%
12,500	Liquidmetal Technologies	16,500

Commercial Physical And Biological Research- 0.54%
600	Lifecell Corporation*	4,908

Communications Equipment, Nec- 3.12%
35,000	Ecuity, Inc.*	735
1,000	Nokia	11,880
1,000	Utstarcom*	15,470
		28,085

Communications Services, NEC- 1.39%
2,000	Wireless Facilities*	12,560

Computer Integrated Systems Design- 2.14%
5,000	Sun Microsystems*	19,350

Computer & Office Equipment- .99%
500	Hewlett Packard	8,945

Computer Peripheral Equipment, NEC- 1.17%
800	Sigma Designs, Inc.*	5,552
200	Stratasys*	4,986
		10,538
Computer Storage Devices- 5.96%
5,000	EMC Corporation*	53,850

Computers And Computer Peripheral Equipment And Software- 1.01%
500	Government Technology Services, Inc.*	3,995
400	Pomeroy IT Solutions, Inc.*	5,168
		9,163
Eating And Drinking Places- 0.42%
800	Buca, Inc.*	3,776

Electronic Parts And Equipment, Not Elsewhere Classified- 1.00%
700	Nu Horizons Electronics Corp.*	4,445
600	Bell Microproducts*	4,554
		8,999
Engineering Services- 0.91%
25,000	Worldwater Corp.*	8,250

Holdings Company-.02%
299	Uptrend*	194

Home Health Care Services- 0.48%
600	Pediatric Services Of America*	4,320

Hospital And Medical Service Plans- 4.30%
1,500	Health Net*	38,910

Instruments For Measuring And Testing Of Electricity And Electrical Signals- 0.85%
400	ADE Corporation*	7,688

Metal Mining- 0.41%
1,000	Lumina Copper Corp.*	3,670

Measuring And Controlling Devices, NEC- 0.55%
500	Nanometrics*	4,930

Medical Laboratories- 1.20%
400	Bio-Reference Laboratories, Inc.*	4,968
200	Labone*	5,846
		10,814
Miscellaneous Publishing- 0.45%
500	Plato Learning*	4,100

Optical Instruments And Lenses- 0.74%
700	August Technology*	6,713

Pharmaceutical Preparations- 10.51%
900	Immunogen*	4,581
9,500	AXM Pharmaceuticals*	25,175
9,000	Avanir Pharmaceuticals*	22,950
20,000	Nexmed, Inc.*	30,800
4,000	Miravant Medical Technology*	11,480
		94,986

Primary Smelting & Refining of Nonferrous Metals-.68%
300	Brush Wellman, Inc.*	6,147

Radio And Television Broadcasting And Communication Equipment- 0.54%
300	EMS Technologies*	4,899

Semiconductors And Related Devices- 14.94%
1,000	Intel Corp.	21,290
500	Micro Linear Corp.*	2,790
1,200	Sipex Corp.*	5,724
4,000	Infineon Technologies*	39,240
3,000	Micron Technology, Inc.*	34,530
600	Advanced Power Technology*	4,770
2,000	National Semiconductor Corp.	26,660
		135,004

Services- Miscellaneous Health & Allied-.72%
2,500	Paincare Holdings*	6,500

Silver Ores- 10.79%
2,000	Pan American Silver*	29,640
2,000	Lakota Resources*	1,295
5,000	Novagold Resources, Inc.*	30,200
3,000	Gold Fields	36,420
		97,555

Special Industry Machinery, NEC- 0.51%
600	Semitool*	4,584

Surgical And Medical Instruments And Apparatus- 0.33%
4,000	Biophan*	3,000

Telephone And Telegraph Apparatus- 6.14%
5,000	Lucent Technologies Inc.*	15,650
7,000	Ciena*	12,740
500	Intervoice, Inc.*	4,515
6,000	Nortel Networks Corp.*	22,560
		55,465

TOTAL COMMON STOCKS (Cost $6,204,170)- 106.32%		$961,032

TOTAL INVESTMENTS- 106.32%		$961,032

LIABILITIES IN EXCESS ASSETS- (6.321)%		-57,136

NET ASSETS- 100.00%		$903,897

* Non-income producing securities.

+ Deemed to be an affiliated issuer.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Heritage Fund, Inc.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date October 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date October 7, 2004

* Print the name and title of each signing officer under his or her signature.